Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2016
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,518	¥19,452	¥1,916	¥1,754	¥25,640
Payables under securities lending transactions	2,443	2,019	248	—	4,710
Obligations to return securities received as collateral	1,846	73	—	—	1,919

Total	¥6,807	¥21,544	¥2,164	¥1,754	¥32,269

	March 31, 2017
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,309	¥13,455	¥3,083	¥1,702	¥20,549
Payables under securities lending transactions	1,811	1,970	1,768	—	5,549
Obligations to return securities received as collateral	3,329	102	85	—	3,516

Total	¥7,449	¥15,527	¥4,936	¥1,702	¥29,614

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2016
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,270	¥4,211	¥930	¥7,411
Foreign governments and official institutions bonds	19,426	—	738	20,164
Corporate bonds	581	—	71	652
Residential mortgage-backed securities	3,027	124	—	3,151
Other debt securities	177	—	—	177
Marketable equity securities	133	375	180	688
Others	26	—	—	26

Total	¥25,640	¥4,710	¥1,919	¥32,269

	March 31, 2017
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,975	¥5,030	¥2,020	¥10,025
Foreign governments and official institutions bonds	13,195	—	1,101	14,296
Corporate bonds	636	1	117	754
Residential mortgage-backed securities	3,401	—	—	3,401
Other debt securities	205	—	3	208
Marketable equity securities	104	518	275	897
Others	33	—	—	33

Total	¥20,549	¥5,549	¥3,516	¥29,614